Summary of Significant Accounting Policies (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Feb. 29, 2020	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2016 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of operating segments | Segment	1
Royalty term	10 years
Cash and cash equivalent	$ 283,682	$ 1,924,211		$ 2,443,430
Marketable securities	56,972			343,679
Shareholders' equity	6,141,438	4,552,079	$ 4,460,546	9,394,961	$ 7,162,693		$ 4,653,214	$ 4,705,337	$ 4,445,620
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders' equity	2,825,212	$ 1,215,953	655,446	1,571,399	$ 2,561,971		$ 1,339,061	$ 1,385,728	$ 180,595
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders' equity	(192,705)
Cumulative Effect, Period of Adoption, Adjustment | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders' equity	$ (192,705)		$ (2,863)	$ (192,705)
Customer Concentration Risk | Revenue Benchmark | Vertex
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk (as a percent)	23.00%	22.00%	22.00%
Commercial paper and certificates of deposit with maturities of 90 days or less
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalent	$ 41,500
Money Market Funds
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalent	222,300	$ 1,800,000
Certificates of Deposit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Marketable securities	44,100
US Treasury and Government
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Marketable securities	$ 12,900
Legacy Investors Partnerships | Old RPI
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Noncontrolling interest (percentage)	20.00%					18.00%
Noncontrolling Interest, Ownership by Parent (percentage)	80.00%